UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6277

U.S. TREASURY RESERVES PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.
U.S. Treasury Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bills:
due 3/04/04	$196,416	$196,401,021
due 3/11/04	328,780	328,700,469
due 3/18/04	136,722	136,663,665
due 3/25/04	41,488	41,465,305
due 3/31/04	25,000	25,055,006
due 4/01/04	40,000	39,970,722
due 4/08/04	100,000	99,904,736
due 5/13/04	67,229	67,104,057
due 5/20/04	150,000	149,694,445
due 5/27/04	175,000	174,606,899
due 6/03/04	22,327	22,267,827
due 6/10/04	42,946	42,825,714
due 6/17/04	25,000	24,926,875
due 7/15/04	78,846	78,564,556
due 8/05/04	75,000	74,672,917
due 8/26/04	25,000	24,877,007

		1,527,701,221

Total Investments,
at Amortized Cost	100.0%	1,527,701,221
Other Assets
Less Liabilities*	0.0	133,439

Net Assets	100.0%	$1,527,834,660

* Represents less than 0.1%

See notes to financial statements

U.S Treasury Reserves Portfolio

S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	1,527,701,221
Interest receivable	378,842
Cash	451

Total assets	1,528,080,514

Liabilities:
Management fees payable (Note 2)	67,013
Accrued expenses and other liabilities	178,841

Total liabilities	245,854

Net Assets	$1,527,834,660

Represented by:
Paid-in capital for beneficial interests	$1,527,834,660

U.S Treasury Reserves Portfolio

S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$7,140,778

Expenses
Management fees (Note 2)	$1,134,784
Custody and fund accounting fees	176,901
Legal fees	19,569
Trustees’ fees	14,223
Audit fees	8,300
Miscellaneous	44,088

Total expenses	1,397,865
Less: aggregate amounts waived by Manager (Note 2)	(642,643)
Less: fees paid indirectly (Note 1D)	(15)

Net expenses		755,207

Net investment income		6,385,571
Net Realized Gain on Investments		87,887

Net Increase in Net Assets Resulting from Operations		$6,473,458

See notes to financial statements

U.S Treasury Reserves Portfolio

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$6,385,571	$21,614,666
Net realized gain on investments	87,887	345,124

Net increase in net assets from operations	6,473,458	21,959,790

Capital Transactions:
Proceeds from contributions	2,353,305,969	7,288,135,094
Value of withdrawals	(2,290,294,142)	(7,804,910,366)

Net increase (decrease) in net assets from
capital transactions	63,011,827	(516,775,272)

Net Increase (Decrease) in Net Assets	69,485,285	(494,815,482)

Net Assets:
Beginning of period	1,458,349,375	1,953,164,857

End of period	$1,527,834,660	$1,458,349,375

See notes to financial statements

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,134,784 of which $642,643 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,724,824,343 and $5,662,226,028, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Cit-igroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at Feb-ruary 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

U.S Treasury Reserves Portfolio

F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental
Data:
Net Assets, end of period
(000’s omitted)	$1,527,835		$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	0.86	%*	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.18	%*	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income
to average net assets	0.78	%*	1.14%	1.90%	5.00%	5.28%	4.42%

*Annualized

See notes to financial statements

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 11. EXHIBITS.

               (a)(2) Attached hereto.

               Exhibit 99.CERT            Certifications pursuant to section
                                          302 of the Sarbanes-Oxley Act of
                                          2002

               (b) Furnished.

               Exhibit 99.906CERT         Certifications pursuant to Section
                                          906 of the Sarbanes-Oxley Act of
                                          2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

U.S. TREASURY RESERVES PORTFOLIO

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
U.S. TREASURY RESERVES PORTFOLIO

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
U.S. TREASURY RESERVES PORTFOLIO

Date: May 5, 2004

By:    /s/ ANDREW B. SHOUP
       Chief Administrative Officer of
U.S. TREASURY RESERVES PORTFOLIO

Date: May 5, 2004